Preferred and Common Stock (Details) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	May 16, 2023	Jul. 14, 2022	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 17, 2023	Jun. 30, 2021	Jan. 15, 2021
Preferred and Common Stock
Proceeds from issuance of Common Stock, net of cost	$ 15,287,860			$ 15,287,860
Stock issuance costs	$ 1,928,287
Common stock shares issued	2,374,641
Share price	$ 7.25
Stock issued for services			20,689
Vesting term			12 months	4 years		4 years
Fair value of options granted			$ 150,000
Number of common stock that each share of preferred stock may be converted into				2
Issuance costs recorded as reduction of additional paid-in capital				$ 1,992,336	$ 846,625	$ 1,251,000	$ 823,000
Series B Preferred Stock
Preferred and Common Stock
Share price									$ 7.52	$ 6.27
Maximum number of shares issuable, pursuant to notice of qualification										4,784,689
Maximum number of bonus shares issuable, pursuant to notice of qualification										478,468
Number of common stock that each share of preferred stock may be converted into								2
Series C Preferred Stock
Preferred and Common Stock
Common stock shares issued		499,500
Share price		$ 10.01
Number of common stock that each share of preferred stock may be converted into		2
Maximum proceeds to be raised by issuance of shares		$ 5,000,000